Net Income and Other Comprehensive Income (Loss) - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis Of Income And Expense [Abstract]
Gain or loss on disposal of property, plant and equipment	$ 142	$ 5	$ (107)	$ (48)
Reversal of impairment loss on investment properties	19	1	11	148
Loss on disposal of intangible assets	0	0	0	0
Impairment loss on intangible assets	(51)	(2)	(9)	0
Impairment loss on property, plant and equipment	0	0	0	(596)
Other income and expenses	$ 110	$ 4	$ (105)	$ (496)